Debt - Schedule of Debt Recognized At Amortized Cost (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Total debt	$ 5,755,117	$ 5,665,547
Less: Unamortized debt fees and discounts, net of premiums	(159,862)	(163,572)
Borowings Net of Fees, Total	5,595,255	5,501,975
Less: Current portion of long-term debt	(176,994)	(374,607)
Long-term debt	5,418,261	5,127,368
$500.0 million 7.000% Senior Notes due 2029
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Total debt	500,000	500,000
$720.0 million 9.125% Senior Notes due 2031
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Total debt	720,000	720,000
$1.7 billion 5.875% Senior Notes due 2033
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Total debt	1,700,000	1,700,000
EUR 6.2 Million Loan, Fixed at 0.3%, Due 2026
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Total debt	718	1,099
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027.
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Total debt	8,336	8,410
Viking Kvasir | EUR 20.3 Million Loan, Variable Base Rate Plus 2.4%, Due 2026
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Total debt	0	10,089
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028
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Total debt	35,538	38,842
Viking Helgrim | $15.1 Million Loan, Variable Base Rate Plus 2.35%, Due 2029
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Total debt	6,906	7,404
Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn | EUR 153.2 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
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Total debt	54,623	64,832
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
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Total debt	26,175	29,915
Viking Jupiter | $290.2 Million Financial Liability, Due 2031
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Total debt	0	206,702
Viking Neptune | EUR 316.6 Million Loan, Fixed at 1.81%, Due 2034
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Total debt	273,214	278,811
Viking Saturn | EUR 316.6 Million Loan, Fixed at 1.87%, Due 2035
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Total debt	288,392	294,301
Viking Vela | $401.0 million loan, fixed at 3.64%, due 2036
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Total debt	367,572	367,572
Viking Vesta | $430.5 million loan, fixed at 3.70%, due 2037
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Total debt		412,570
Viking Yidun | CNY 2.3 billion financial liability, due 2040
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Total debt	336,073	0
Viking Star, Viking Sea and Viking Sky | $675.0 million 5.000% Senior Secured Notes due 2028
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Total debt	675,000	675,000
Viking Venus | $350.0 million 5.625% Senior Secured Notes due 2029
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Total debt	$ 350,000	$ 350,000